Sales of Receivables - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014 Bank Customer	Mar. 31, 2013	Dec. 31, 2013
Receivables [Abstract]
Number of customers	7
Number of banks	8
Amount of receivables sold through factoring arrangements	$ 110.9	$ 93.8
Amount of additional outstanding receivables of factoring arrangements	296.7		261.1
Discount on receivables sold through factoring arrangements	$ 1.6	$ 1.3